UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21276

J.P. Morgan Fleming Series Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.

J.P. Morgan Fleming Series Trust

Schedule of Portfolio Investments as of September 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Porfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.6%
	Common Stocks — 97.1%
	Aerospace & Defense — 2.6%
33	AAR Corp. (a)	775
14	Armor Holdings, Inc. (a)	774
46	BE Aerospace, Inc. (a)	966
38	Ceradyne, Inc. (a)	1,549
6	DRS Technologies, Inc.	265
52	Essex Corp. (a)	910
28	Ladish Co, Inc. (a)	814
20	LMI Aerospace, Inc. (a)	361

		6,414

	Air Freight & Logistics — 0.8%
38	Hub Group, Inc., Class A (a)	859
43	UTI Worldwide, Inc.	1,203

		2,062

	Auto Components — 0.2%
29	LKQ Corp. (a)	631

	Biotechnology — 2.8%
11	Alexion Pharmaceuticals, Inc. (a)	360
22	BioMarin Pharmaceuticals, Inc. (a)	312
28	Cubist Pharmaceuticals, Inc. (a)	605
51	Digene Corp. (a)	2,201
27	Human Genome Sciences, Inc. (a)	311
45	Isis Pharmaceuticals, Inc. (a)	325
24	Keryx Biopharmaceuticals, Inc. (a)	289
34	Martek Biosciences Corp. (a)	723
13	Maxygen, Inc. (a)	110
21	Nuvelo, Inc. (a)	374
20	Regeneron Pharmaceuticals, Inc. (a)	315
23	Renovis, Inc. (a)	316
18	Telik, Inc. (a)	317
7	Theravance, Inc. (a)	201
8	Zymogenetics, Inc. (a)	130

		6,889

	Capital Markets — 2.1%
11	Affiliated Managers Group, Inc. (a)	1,100
16	Apollo Investment Corp.	325
13	Eaton Vance Corp.	368
14	Evercore Partners, Inc., Class A (a)	406
6	GFI Group, Inc. (a)	326
10	Greenhill & Co., Inc.	650
25	Investors Financial Services Corp.	1,064
61	TradeStation Group, Inc. (a)	918

		5,157

	Chemicals — 1.2%
20	Agrium, Inc. (Canada)	534
25	Airgas, Inc.	890
8	Cytec Industries, Inc.	471
40	Zoltek Cos, Inc. (a)	1,019

		2,914

	Commercial Banks — 1.2%
28	Signature Bank (a)	872
12	Sterling Bancshares, Inc.	249
63	UCBH Holdings, Inc.	1,102
19	UMB Financial Corp.	699

		2,922

	Commercial Services & Supplies — 5.8%
19	Advisory Board Co. (The) (a)	965

JPMorgan Multi-Manager Small Cap Growth Fund

 Schedule of Porfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

33	American Ecology Corp.	649
4	Corporate Executive Board Co.	386
5	Corrections Corp. of America (a)	208
36	CRA International, Inc. (a)	1,705
200	Diamond Management & Technology Consultants, Inc. (a)	2,225
16	FTI Consulting, Inc. (a)	392
48	Healthcare Services Group, Inc.	1,198
11	Huron Consulting Group, Inc. (a)	437
46	IHS, Inc., Class A (a)	1,469
12	Innerworkings, Inc. (a)	137
34	Kenexa Corp. (a)	860
11	Korn/Ferry International (a)	226
42	Labor Ready, Inc. (a)	675
45	LECG Corp. (a)	846
45	TeleTech Holdings, Inc. (a)	703
34	Watson Wyatt Worldwide, Inc., Class A	1,404

		14,485

	Communications Equipment — 3.1%
7	Adtran, Inc.	172
3	AudioCodes Ltd. (Israel) (a)	32
10	Avocent Corp. (a)	306
32	C-COR, Inc. (a)	279
11	CommScope, Inc. (a)	350
31	EMS Technologies, Inc. (a)	573
47	Foundry Networks, Inc. (a)	623
41	Nice Systems Ltd., ADR (Israel) (a)	1,123
60	Oplink Communications, Inc. (a)	1,207
59	Polycom, Inc. (a)	1,435
60	Redback Networks, Inc. (a)	831
5	Riverbed Technolgoy, Inc. (a)	88
64	Sierra Wireless (Canada) (a)	735

		7,754

	Computers & Peripherals — 0.7%
13	Emulex Corp. (a)	234
26	Neoware Systems, Inc. (a)	353
39	Rackable Systems, Inc. (a)	1,057

		1,644

	Construction & Engineering — 0.6%
13	Chicago Bridge & Iron Co., N.V., (Netherlands) (N.Y. Shares)	308
16	EMCOR Group, Inc. (a)	883
4	Jacobs Engineering Group, Inc. (a)	332

		1,523

	Diversified Consumer Services — 0.3%
17	Laureate Education, Inc. (a)	833
3	New Oriental Education & Technology Group ADR (China) (a)	60

		893

	Electrical Equipment — 0.7%
10	Ametek, Inc.	448
9	Energy Conversion Devices, Inc. (a)	326
12	Genlyte Group, Inc. (a)	883

		1,657

	Electronic Equipment & Instruments — 1.7%
36	Benchmark Electronics, Inc. (a)	976
30	Cognex Corp.	750
41	Daktronics, Inc.	844
23	FLIR Systems, Inc. (a)	617
7	Itron, Inc. (a)	368
30	Optimal Group, Inc. (Canada) (a)	356
22	Radisys Corp. (a)	472

		4,383

	Energy Equipment & Services — 5.2%
34	Allis-Chalmers Energy, Inc. (a)	496
17	Atwood Oceanics, Inc. (a)	769
55	Bronco Drilling Co., Inc. (a)	967
4	Complete Production Services, Inc. (a)	71

JPMorgan Multi-Manager Small Cap Growth Fund

 Schedule of Porfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

8	Core Laboratories N.V. (Netherlands) (a)	536
18	Dril-Quip, Inc. (a)	1,191
30	Hercules Offshore, Inc. (a)	944
11	Hornbeck Offshore Services, Inc. (a)	356
18	Lufkin Industries, Inc.	963
22	Oceaneering International, Inc. (a)	665
27	Patterson-UTI Energy, Inc.	637
56	Pioneer Drilling Co (a)	713
45	Superior Energy Services, Inc. (a)	1,171
65	Tetra Technologies, Inc. (a)	1,570
6	Universal Compression Holdings, Inc. (a)	338
25	Veritas DGC, Inc. (a)	1,653

		13,040

	Food & Staples Retailing — 0.5%
54	Central European Distribution Corp. (a)	1,261

	Health Care Equipment & Supplies — 9.1%
27	Abaxis, Inc. (a)	632
55	Adeza Biomedical Corp. (a)	905
20	Advanced Medical Optics, Inc. (a)	781
127	Align Technology, Inc. (a)	1,443
7	Arrow International, Inc.	208
57	Arthrocare Corp. (a)	2,683
22	Aspect Medical Systems, Inc. (a)	384
7	Beckman Coulter, Inc.	405
28	Cutera, Inc. (a)	739
12	Cytyc Corp. (a)	292
25	DexCom, Inc. (a)	275
5	Edwards Lifesciences Corp. (a)	212
21	Foxhollow Technologies, Inc. (a)	721
19	Hologic, Inc. (a)	818
5	Integra LifeSciences Holdings Corp. (a)	202
110	Intralase Corp. (a)	2,161
72	Kyphon, Inc. (a)	2,706
29	Lifecell Corp. (a)	928
4	Mindray Medical International Ltd. ADR (China) (a)	68
46	Natus Medical, Inc. (a)	625
12	Neurometrix, Inc. (a)	226
9	Palomar Medical Technologies, Inc. (a)	388
10	Resmed, Inc. (a)	411
43	Spectranetics Corp. (a)	505
51	Syneron Medical Ltd. (Israel) (a)	1,179
35	Viasys Healthcare, Inc. (a)	953
74	Wright Medical Group, Inc. (a)	1,792

		22,642

	Health Care Providers & Services — 6.4%
3	Centene Corp. (a)	54
9	Community Health Systems, Inc. (a)	342
42	HealthExtras, Inc. (a)	1,200
58	Healthspring, Inc. (a)	1,122
19	Healthways, Inc. (a)	833
40	InVentiv Health, Inc. (a)	1,272
48	LCA Vision, Inc.	2,002
51	Nighthawk Radiology Holdings, Inc. (a)	981
4	Omnicare, Inc.	184
73	Pediatrix Medical Group, Inc. (a)	3,341
39	Psychiatric Solutions, Inc. (a)	1,326
51	Symbion, Inc. (a)	929
26	United Surgical Partners International, Inc. (a)	638
53	VCA Antech, Inc. (a)	1,900

		16,124

	Health Care Technology — 0.7%
44	Allscripts Healthcare Solutions, Inc. (a)	987
22	Vital Images, Inc. (a)	698

		1,685

JPMorgan Multi-Manager Small Cap Growth Fund

 Schedule of Porfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Hotels, Restaurants & Leisure — 4.2%
3	Buffalo Wild Wings, Inc. (a)	96
29	California Pizza Kitchen, Inc. (a)	862
60	CKE Restaurants, Inc.	998
13	Ctrip.com International Ltd. ADR (China)	584
16	Morgans Hotel Group Co. (a)	195
53	Orient-Express Hotels Ltd. Class H (Bermuda)	1,996
11	Penn National Gaming, Inc. (a)	402
4	PF Chang’s China Bistro, Inc. (a)	124
33	Red Robin Gourmet Burgers, Inc. (a)	1,508
46	Ruth’s Chris Steak House (a)	858
19	Scientific Games Corp., Class A (a)	614
28	Shuffle Master, Inc. (a)	751
4	Station Casinos, Inc.	233
16	Texas Roadhouse, Inc., Class A (a)	196
26	Vail Resorts, Inc. (a)	1,037

		10,454

	Household Durables — 1.0%
28	Central Garden & Pet Co. (a)	1,371
28	Desarrolladora Homex S.A. de C.V. ADR (Mexico) (a)	1,055

		2,426

	Household Products — 0.2%
12	Hovnanian Enterprises, Inc., Class A (a)	340
26	Technical Olympic USA, Inc.	255

		595

	Insurance — 0.2%
5	Arch Capital Group Ltd. (Bermuda) (a)	300
6	Darwin Professional Underwriters, Inc. (a)	139

		439

	Internet & Catalog Retail — 0.7%
73	Gmarket, Inc. ADR (South Korea) (a)	1,068
29	Stamps.com, Inc. (a)	545
8	VistaPrint Ltd. (a)	202

		1,815

	Internet Software & Services — 4.6%
46	Aladdin Knowledge Systems (Israel) (a)	782
85	aQuantive, Inc. (a)	2,002
52	DealerTrack Holdings, Inc. (a)	1,156
14	DivX, Inc. (a)	326
90	Interwoven, Inc. (a)	996
15	Omniture, Inc. (a)	117
57	Online Resources Corp. (a)	693
2	Perficient, Inc. (a)	25
349	SkillSoft plc ADR (Ireland) (a)	2,231
173	SonicWALL, Inc. (a)	1,887
4	Travelzoo, Inc. (a)	118
72	ValueClick, Inc. (a)	1,337

		11,670

	IT Services — 4.0%
29	CACI International, Inc., Class A (a)	1,584
26	eFunds Corp. (a)	621
18	Euronet Worldwide, Inc. (a)	447
42	Forrester Research, Inc. (a)	1,113
69	Gartner, Inc. (a)	1,217
46	RightNow Technologies, Inc. (a)	716
27	SI International, Inc. (a)	863
12	SRA International, Inc., Class A (a)	352
43	VeriFone Holdings, Inc. (a)	1,216
26	WNS Holdings, Ltd. ADS (India) (a)	737
46	Wright Express Corp. (a)	1,095

		9,961

	Leisure Equipment & Products — 0.1%
28	Nautilus, Inc.	378

	Life Sciences Tools & Services — 0.7%
45	Bruker BioSciences Corp. (a)	316
13	Charles River Laboratories International, Inc. (a)	554

JPMorgan Multi-Manager Small Cap Growth Fund

 Schedule of Porfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

2	Invitrogen Corp. (a)	115
25	Nektar Therapeutics (a)	360
17	PerkinElmer, Inc.	318

		1,663

	Machinery — 4.1%
24	Actuant Corp., Class A	1,182
37	ASV, Inc. (a)	557
37	Bucyrus International, Inc.	1,571
26	Dynamic Materials Corp.	836
21	ESCO Technologies, Inc. (a)	962
35	Gardner Denver, Inc. (a)	1,148
23	Gehl Co. (a)	605
10	Kaydon Corp.	381
6	Kennametal, Inc.	355
8	Middleby Corp. (a)	609
26	Mueller Water Products. Inc., Class A (a)	376
6	Oshkosh Truck Corp.	285
19	RBC Bearings, Inc. (a)	456
73	TurboChef Technologies, Inc. (a)	1,010

		10,333

	Marine — 0.3%
10	American Commercial Lines, Inc. (a)	570
8	Kirby Corp. (a)	260

		830

	Media — 2.4%
143	CKX, Inc. (a)	1,781
48	Focus Media Holding Ltd. ADR (China) (a)	2,758
34	Harris Interactive, Inc. (a)	210
60	Outdoor Channel Holdings, Inc. (a)	649
30	World Wrestling Entertainment, Inc.	491

		5,889

	Metals & Mining — 0.5%
16	Century Aluminum Co. (a)	522
16	Steel Dynamics, Inc.	782

		1,304

	Oil, Gas & Consumable Fuels — 3.6%
33	ATP Oil & Gas Corp. (a)	1,211
9	Berry Petroleum Co., Class A	243
7	Cabot Oil & Gas Corp.	318
76	Carrizo Oil & Gas, Inc. (a)	1,959
32	Comstock Resources, Inc. (a)	861
65	EXCO Resources, Inc. (a)	807
8	Helix Energy Solutions Group, Inc. (a)	259
23	Massey Energy Co.	479
18	Parallel Petroleum Corp. (a)	363
167	PetroHawk Energy Corp. (a)	1,731
13	Quicksilver Resources, Inc. (a)	405
14	Range Resources Corp.	350

		8,986

	Personal Products — 0.1%
6	Bare Escentuals, Inc. (a)	152

	Pharmaceuticals — 3.9%
39	Adams Respiratory Therapeutics, Inc. (a)	1,431
78	Aspreva Pharmaceuticals Corp. (Canada) (a)	2,027
9	Endo Pharmaceuticals Holdings, Inc. (a)	295
11	Kos Pharmaceuticals, Inc. (a)	530
15	Medicines Co. (a)	345
121	Noven Pharmaceuticals, Inc. (a)	2,911
23	Penwest Pharmaceuticals Co. (a)	378
67	Salix Pharmaceuticals Ltd. (a)	908
44	Sciele Pharma, Inc. (a)	838

		9,663

	Real Estate Investment Trusts (REITs) — 0.9%
16	BioMed Realty Trust, Inc.	498
12	CapitalSource, Inc.	299

JPMorgan Multi-Manager Small Cap Growth Fund

 Schedule of Porfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

17	CBRE Realty Finance, Inc. (a)	256
30	Ventas, Inc.	1,168

		2,221

	Real Estate Management & Investment — 0.4%
195	Move, Inc. (a)	955

	Road & Rail — 0.5%
28	Landstar System, Inc.	1,178

	Semiconductors & Semiconductor Equipment — 7.0%
10	Agere Systems, Inc. (a)	143
72	Atheros Communications, Inc. (a)	1,313
11	ATMI, Inc. (a)	316
8	Cree, Inc. (a)	167
18	Cymer, Inc. (a)	786
4	Diodes, Inc. (a)	186
13	DSP Group, Inc. (a)	307
26	Exar Corp. (a)	346
6	Formfactor, Inc. (a)	257
21	Hittite Microwave Corp. (a)	917
33	Ikanos Communications, Inc. (a)	385
18	Integrated Device Technology, Inc. (a)	289
8	Intersil Corp., Class A	196
60	Micrel, Inc. (a)	576
103	Microsemi Corp. (a)	1,946
11	Nextest Systems Corp. (a)	143
11	PDF Solutions, Inc. (a)	115
26	Photronics, Inc. (a)	363
20	Power Integrations, Inc. (a)	398
37	Rudolph Technologies, Inc. (a)	679
17	Semtech Corp. (a)	218
55	Silicon Image, Inc. (a)	697
56	Standard Microsystems Corp. (a)	1,589
26	Supertex, Inc. (a)	1,026
35	Tessera Technologies, Inc. (a)	1,207
97	Trident Microsystems, Inc. (a)	2,254
19	Varian Semiconductor Equipment Associates, Inc. (a)	701

		17,520

	Software — 5.3%
27	Activision, Inc. (a)	414
39	Blackboard, Inc. (a)	1,028
9	Citrix Systems, Inc. (a)	340
15	Commvault Systems, Inc. (a)	277
66	Concur Technologies, Inc. (a)	965
14	Factset Research Systems, Inc.	682
12	Fair Isaac Corp.	446
61	FalconStor Software, Inc. (a)	472
4	Filenet Corp. (a)	143
15	Informatica Corp. (a)	200
47	Net 1 UEPS Technologies Inc. (South Africa) (a)	1,063
140	Nuance Communications, Inc. (a)	1,141
25	Open Solutions, Inc. (a)	724
26	Progress Software Corp. (a)	671
24	Quest Software, Inc. (a)	346
39	Secure Computing Corp. (a)	246
25	Synchronoss Technologies, Inc. (a)	234
14	THQ, Inc. (a)	397
41	Transaction Systems Architechs, Inc. (a)	1,414
98	Vasco Data Security International (a)	1,014
20	Verint Systems, Inc. (a)	601
21	Witness Systems, Inc. (a)	373

		13,191

	Specialty Retail — 3.7%
4	Abercrombie & Fitch Co.	253
28	Aeropostale, Inc. (a)	807
38	Children’s Place Retail Stores, Inc. (The) (a)	2,430
32	Christopher & Banks Corp.	929

JPMorgan Multi-Manager Small Cap Growth Fund

 Schedule of Porfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares		Security Description	Value ($)

26		Citi Trends, Inc. (a)	887
25		Dick’s Sporting Goods, Inc. (a)	1,156
8		DSW, Inc, Class A (a)	261
44		Golfsmith International Holdings, Inc. (a)	342
13		Guitar Center, Inc. (a)	590
16		Petco Animal Supplies, Inc. (a)	461
13		Urban Outfitters, Inc. (a)	238
33		Zumiez, Inc. (a)	899

			9,253

		Textiles, Apparel & Luxury Goods — 2.5%
11		Carter’s, Inc. (a)	290
37		Charles & Colvard Ltd.	419
19		Crocs, Inc. (a)	659
56		Iconix Brand Group, Inc. (a)	900
29		Phillips-Van Heusen	1,220
20		Steven Madden Ltd.	771
33		Volcom Inc. (a)	735
66		Warnaco Group, Inc. (The) (a)	1,276

			6,270

		Thrifts & Mortgage Finance — 0.3%
13		Bankunited Financial Corp., Class A	344
8		Harbor Florida Bancshares, Inc.	337
-(h	)	New York Community Bancorp, Inc.	-(h

			681

		Trading Companies & Distributors — 0.2%
16		Beacon Roofing Supply, Inc. (a)	320
11		H&E Equipment Services, Inc. (a)	257

			577

		Total Common Stocks (Cost $201,771)	242,484

		Investment Company — 0.5%
		Equity Fund — 0.5%
16		iShares Russell 2000 Index Fund
		(Cost $1,165)	1,173

		Total Long-Term Investments
		(Cost $202,936)	243,657

		Short-Term Investment — 1.5%
		Investment Company — 1.5%
3,675		JPMorgan Prime Money Market Fund (Cost $3,675)	3,675

		Total Investments — 99.1% (Cost $206,611)	247,332
		Other Assets in Excess of Liabilities — 0.9%	2,308

		Net Assets — 100%	$249,640

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
ADR	American Depositary Receipt
ADS	American Depositary Shares

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Porfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Aggregate gross unrealized appreciation	$50,808
Aggregate gross unrealized depreciation	(10,087)

Net unrealized appreciation/depreciation	$40,721

Federal income tax cost of investments	$206,611

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.0%
	Common Stocks — 96.5%
	Aerospace & Defense — 2.6%
4	AAR Corp. (a) (m)	86
19	Alliant Techsystems, Inc. (a)	1,562
3	Ceradyne, Inc. (a)	127
14	Curtiss-Wright Corp.	419
24	DRS Technologies, Inc.	1,069
27	Esterline Technologies Corp. (a)	922
1	Heico Corp.	45
133	Hexcel Corp. (a)	1,879
103	Moog, Inc., Class A (a)	3,583
8	Orbital Sciences Corp. (a)	144
4	Triumph Group, Inc.	165

		10,001

	Airlines — 0.5%
9	Alaska Air Group, Inc. (a)	327
9	Continental Airlines, Inc., Class B (a)	252
27	ExpressJet Holdings, Inc. (a)	177
16	Mesa Air Group, Inc. (a)	121
24	Republic Airways Holdings, Inc. (a)	366
34	Skywest, Inc.	824

		2,067

	Auto Components — 0.5%
10	Aftermarket Technology Corp. (a)	171
5	American Axle & Manufacturing Holdings, Inc.	88
34	ArvinMeritor, Inc.	481
3	Keystone Automotive Industries, Inc. (a)	129
9	Modine Manufacturing Co.	226
7	Quantum Fuel Systems Technologies Worldwide, Inc. (a)	15
4	Sauer-Danfoss, Inc.	98
19	Tenneco, Inc. (a)	447
12	Visteon Corp. (a)	98

		1,753

	Automobiles — 0.2%
22	Winnebago Industries, Inc.	690

	Biotechnology — 0.2%
7	Applera Corp. - Celera Genomics Group (a)	97
6	Cubist Pharmaceuticals, Inc. (a)	124
1	Martek Biosciences Corp. (a)	11
4	Myogen, Inc. (a)	123
3	Nuvelo, Inc. (a)	60
5	Progenics Pharmaceuticals, Inc. (a)	110
4	Renovis, Inc. (a)	56
2	United Therapeutics Corp. (a)	116

		697

	Building Products — 1.3%
3	Ameron International Corp.	226
6	Apogee Enterprises, Inc.	97
3	Builders FirstSource, Inc. (a)	46
64	Griffon Corp. (a)	1,520
62	Jacuzzi Brands, Inc. (a)	615
60	Lennox International, Inc.	1,364
6	NCI Building Systems, Inc. (a)	372
13	Universal Forest Products, Inc.	657

		4,897

	Capital Markets — 3.5%
12	Affiliated Managers Group, Inc. (a)	1,214
53	Apollo Investment Corp.	1,093
2	Calamos Asset Management, Inc., Class A	53
86	Eaton Vance Corp.	2,488
1	Greenhill & Co., Inc.	33
118	Jefferies Group, Inc.	3,360
27	Knight Capital Group, Inc., Class A (a)	482
14	LaBranche & Co., Inc. (a)	146
12	MCG Capital Corp.	198
3	Piper Jaffray Companies (a)	164
134	Raymond James Financial, Inc.	3,922
29	Technology Investment Capital Corp.	423

		13,576

	Chemicals — 2.0%
15	Cytec Industries, Inc.	854
6	FMC Corp.	378
2	Georgia Gulf Corp.	44
23	H.B. Fuller Co.	542
29	Hercules, Inc. (a)	450
3	Minerals Technologies, Inc.	160
3	NewMarket Corp.	163
4	OM Group, Inc. (a)	193
34	PolyOne Corp. (a)	285
10	Rockwood Holdings, Inc. ADR (Cayman Islands) (a)	194
60	Scotts Miracle-Gro Co. (The), Class A	2,649
33	Sensient Technologies Corp.	644
12	Spartech Corp.	321
34	Valspar Corp.	912
12	W.R. Grace & Co. (a)	162

		7,951

	Commercial Banks — 6.4%
5	1st Source Corp.	138
4	Amcore Financial, Inc.	127
3	AmericanWest Bancorp	57
5	Ameris Bancorp	147

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)(continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

3	BancFirst Corp.	140
7	Bank of Granite Corp.	125
2	Banner Corp.	90
20	Boston Private Financial Holdings, Inc.	544
3	Camden National Corp.	125
2	Capital Corp. of the West	51
4	Capitol Bancorp Ltd.	174
2	Cardinal Financial Corp.	22
4	Cathay General Bancorp	148
13	Central Pacific Financial Corp.	479
6	Chemical Financial Corp.	179
11	City Holding Co.	427
16	Colonial BancGroup, Inc. (The)	394
5	Columbia Banking System, Inc.	162
6	Community Bank System, Inc.	133
7	Community Trust Bancorp, Inc.	274
11	Cullen/Frost Bankers, Inc.	624
2	Farmers Capital Bank Corp.	61
79	First Bancorp (Puerto Rico)	874
4	First Community Bancshares, Inc.	133
3	First Regional Bancorp (a)	95
10	First Republic Bank	411
25	FirstMerit Corp.	589
3	FNB Corp.	104
4	Great Southern Bancorp, Inc.	110
12	Greater Bay Bancorp	333
2	Greene County Bancshares, Inc.	69
41	Hanmi Financial Corp.	796
3	Heartland Financial USA, Inc.	64
1	Heritage Commerce Corp.	30
2	Horizon Financial Corp.	66
14	IBERIABANK Corp.	823
11	Independent Bank Corp. of Massachusetts	367
13	Independent Bank Corp. of Michigan	318
6	Integra Bank Corp.	159
5	Intervest Bancshares Corp. (a)	205
16	Investors Bancorp, Inc. (a)	234
14	Irwin Financial Corp.	274
2	Lakeland Financial Corp.	40
7	MainSource Financial Group, Inc.	112
30	MB Financial, Inc.	1,101
3	MBT Financial Corp.	47
4	Mercantile Bank Corp.	177
6	Mid-State Bancshares	167
6	Nara Bancorp, Inc.	108
8	National Penn Bancshares, Inc.	152
-(h)	Old Second Bancorp, Inc.	6
38	Oriental Financial Group (Puerto Rico)	447
66	Pacific Capital Bancorp	1,783
4	Peoples Bancorp, Inc.	129
5	PrivateBancorp, Inc.	225
5	Prosperity Bancshares, Inc.	184
7	Provident Bankshares Corp.	256
89	R&G Financial Corp., Class B (Puerto Rico)	664
5	Renasant Corp.	147
31	Republic Bancorp, Inc.	409
1	Republic Bancorp, Inc., Class A	20
-(h)	Royal Bancshares of Pennsylvania	9
1	Santander Bancorp (Puerto Rico)	21
-(h)	SCBT Financial Corp.	16
4	Security Bank Corp.	99
1	Sierra Bancorp	16
4	Simmons First National Corp., Class A	116
13	Southwest Bancorp, Inc.	328
13	Sterling Bancshares, Inc.	265
93	Sterling Financial Corp.	2,953
6	Summit Bancshares, Inc.	177
4	Taylor Capital Group, Inc.	130
10	Texas Regional Bancshares, Inc.	390
4	TriCo Bancshares	104
30	UCBH Holdings, Inc.	523
13	Umpqua Holdings Corp.	385
7	Union Bankshares Corp.	324
3	United Bancshares, Inc.	127
21	West Coast Bancorp	654
11	Westamerica Bancorp	566
6	Wintrust Financial Corp.	291
9	Yardville National Bancorp	328

		24,671

	Commercial Services & Supplies — 4.5%
40	Administaff, Inc.	1,362
174	Allied Waste Industries, Inc. (a)	1,959
2	Banta Corp.	76
4	Consolidated Graphics, Inc. (a)	247
-(h)	CRA International, Inc. (a)	19
6	Deluxe Corp.	94
3	Ennis, Inc.	71
9	Geo Group, Inc. (The) (a)	372
43	Healthcare Services Group, Inc.	1,083
223	IKON Office Solutions, Inc.	2,994
7	John H. Harland Co.	244
10	Kforce, Inc. (a)	115
42	McGrath Rentcorp	1,069
3	NCO Group, Inc. (a)	66
7	On Assignment, Inc. (a)	66
56	Pike Electric Corp. (a)	832
39	School Specialty, Inc. (a)	1,376
16	Sirva, Inc. (a)	43

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)(continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

22	Spherion Corp. (a)	159
19	Team, Inc. (a)	486
16	TeleTech Holdings, Inc. (a)	256
1	Tetra Tech, Inc. (a)	19
8	United Stationers, Inc. (a)	353
8	Viad Corp.	276
-(h)	Volt Information Sciences, Inc. (a)	14
81	Waste Connections, Inc. (a)	3,090
3	Waste Services, Inc. (Canada) (a)	31
17	Watson Wyatt & Co. Holdings, Class A	692

		17,464

	Communications Equipment — 1.2%
6	Arris Group, Inc. (a)	73
11	Avocent Corp. (a)	319
4	Bel Fuse, Inc., Class B	135
5	Black Box Corp.	210
5	C-COR, Inc. (a)	46
10	CommScope, Inc. (a)	332
7	Digi International, Inc. (a)	100
6	Ditech Networks, Inc. (a)	47
31	Dycom Industries, Inc. (a)	669
13	Finisar Corp. (a)	45
9	Foundry Networks, Inc. (a)	117
10	Inter-Tel, Inc.	210
11	Mastec, Inc. (a)	117
7	MRV Communications, Inc. (a)	18
13	Optical Communication Products, Inc. (a)	25
5	Polycom, Inc. (a)	113
21	Powerwave Technologies, Inc. (a)	163
2	Redback Networks, Inc. (a)	25
5	SafeNet, Inc. (a)	86
13	Sycamore Networks, Inc. (a)	49
70	Tekelec (a)	905
106	Utstarcom, Inc. (a)	939

		4,743

	Computers & Peripherals — 1.1%
21	Adaptec, Inc. (a) (m)	93
58	Brocade Communications Systems, Inc. (a)	409
15	Electronics for Imaging, Inc. (a)	334
4	Emulex Corp. (a)	80
19	Gateway, Inc. (a)	36
7	Hutchinson Technology, Inc. (a)	145
8	Hypercom Corp. (a)	52
17	Imation Corp.	674
58	Komag, Inc. (a)	1,841
46	McData Corp., Class A (a)	231
20	Palm, Inc. (a)	297
83	Quantum Corp. (a)	180

		4,372

	Construction & Engineering — 0.7%
3	EMCOR Group, Inc. (a)	165
6	Granite Construction, Inc.	304
48	URS Corp. (a)	1,878
6	Washington Group International, Inc.	341

		2,688

	Construction Materials — 0.5%
9	Eagle Materials, Inc.	317
76	Headwaters, Inc. (a)	1,763

		2,080

	Consumer Finance — 2.0%
30	ACE Cash Express, Inc. (a)	911
9	Advanta Corp., Class B (m)	339
21	Cash America International, Inc.	801
77	CompuCredit Corp. (a)	2,323
7	Dollar Financial Corp. (a)	143
22	First Cash Financial Services, Inc. (a)	449
11	Student Loan Corp.	2,056
15	World Acceptance Corp. (a)	660

		7,682

	Containers & Packaging — 0.6%
5	Greif, Inc., Class A	369
18	Myers Industries, Inc.	304
14	Rock-Tenn Co., Class A	277
37	Silgan Holdings, Inc.	1,401

		2,351

	Distributors — 0.1%
10	Building Material Holding Corp.	268

	Diversified Consumer Services — 0.7%
7	Alderwoods Group, Inc. (a)	137
21	Regis Corp.	763
40	Stewart Enterprises, Inc., Class A	234
8	Strayer Education, Inc.	919
31	Universal Technical Institute, Inc. (a)	554
8	Vertrue, Inc. (a)	299

		2,906

	Diversified Financial Services — 0.6%
75	Asset Acceptance Capital Corp. (a)	1,216
30	Financial Federal Corp.	799
5	Marlin Business Services, Inc. (a)	111
7	Medallion Financial Corp.	81

		2,207

	Diversified Telecommunication Services — 0.8%
13	Broadwing Corp. (a)	170
120	Cincinnati Bell, Inc. (a)	580
3	Commonwealth Telephone Enterprises, Inc.	128
18	CT Communications, Inc.	393
10	General Communication, Inc., Class A (a)	119
4	North Pittsburgh Systems, Inc.	98

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

52	Premiere Global Services, Inc. (a)	452
3	SureWest Communications	58
9	Talk America Holdings, Inc. (a)	88
3	Time Warner Telecom, Inc., Class A (a)	57
76	Windstream Corp.	999

		3,142

	Electric Utilities — 0.9%
13	Cleco Corp.	333
21	El Paso Electric Co. (a)	462
11	Idacorp, Inc.	405
3	UIL Holdings Corp.	111
26	Unisource Energy Corp.	850
59	Westar Energy, Inc.	1,381

		3,542

	Electrical Equipment — 0.9%
25	A.O. Smith Corp.	970
9	Acuity Brands, Inc. (m)	427
5	Belden CDT, Inc.	172
4	Encore Wire Corp. (a)	145
27	General Cable Corp. (a)	1,041
3	Genlyte Group, Inc. (a)	199
10	Regal-Beloit Corp.	448

		3,402

	Electronic Equipment & Instruments — 2.2%
14	Aeroflex, Inc. (a) (m)	141
15	Agilysis, Inc.	216
6	Anixter International, Inc. (a)	333
24	Benchmark Electronics, Inc. (a)	636
8	Brightpoint, Inc. (a)	108
98	Checkpoint Systems, Inc. (a)	1,620
3	Coherent, Inc. (a)	118
14	CTS Corp.	186
2	Electro Scientific Industries, Inc. (a)	31
102	FLIR Systems, Inc. (a)	2,757
-(h)	Global Imaging Systems, Inc (a)	4
5	Insight Enterprises, Inc. (a)	95
7	KEMET Corp. (a)	57
12	Newport Corp. (a)	197
4	Park Electrochemical Corp.	111
2	Paxar Corp. (a)	44
3	Plexus Corp. (a)	63
4	Radisys Corp. (a)	89
397	Sanmina-SCI Corp. (a)	1,485
2	SYNNEX Corp. (a)	37
4	Technitrol, Inc.	117
8	TTM Technologies, Inc. (a)	98

		8,543

	Energy Equipment & Services — 2.0%
4	Bristow Group, Inc. (a)	134
5	Hanover Compressor Co. (a)	95
4	Lone Star Technologies, Inc. (a)	198
4	Maverick Tube Corp. (a)	266
6	NS Group, Inc. (a)	368
87	Oceaneering International, Inc. (a)	2,675
31	Oil States International, Inc. (a)	848
4	RPC, Inc.	78
18	Trico Marine Services, Inc. (a)	621
7	Union Drilling, Inc. (a)	81
38	Universal Compression Holdings, Inc. (a)	2,046
7	Veritas DGC, Inc. (a)	434

		7,844

	Food & Staples Retailing — 0.7%
5	Casey’s General Stores, Inc.	107
37	Great Atlantic & Pacific Tea Co., Inc.	879
2	Nash Finch Co.	45
3	Pantry, Inc. (The) (a)	163
21	Pathmark Stores, Inc. (a)	213
32	Ruddick Corp.	830
9	Smart & Final, Inc. (a)	159
20	Spartan Stores, Inc.	336

		2,732

	Food Products — 0.9%
20	Chiquita Brands International, Inc.	261
17	Corn Products International, Inc.	566
4	Delta & Pine Land Co.	174
6	Flowers Foods, Inc.	168
4	J & J Snack Foods Corp.	122
2	Premium Standard Farms, Inc.	36
4	Ralcorp Holdings, Inc. (a)	188
6	Reddy Ice Holdings, Inc.	145
53	Sanderson Farms, Inc.	1,702

		3,362

	Gas Utilities — 1.3%
13	Laclede Group, Inc. (The)	420
14	New Jersey Resources Corp.	695
10	Nicor, Inc.	441
8	Northwest Natural Gas Co.	295
50	ONEOK, Inc.	1,893
21	South Jersey Industries, Inc.	622
22	Southwest Gas Corp.	730

		5,096

	Health Care Equipment & Supplies — 1.1%
2	Biosite, Inc. (a)	102
3	CONMED Corp. (a)	67
48	Cooper Cos., Inc. (The)	2,541
2	Greatbatch, Inc. (a)	50
7	HealthTronics, Inc. (a)	44
2	ICU Medical, Inc. (a)	68

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

13	Invacare Corp.	313
6	Lifecell Corp. (a)	196
23	Medical Action Industries, Inc. (a)	616
5	Steris Corp.	111
-(h)	SurModics, Inc. (a)	7
3	Viasys Healthcare, Inc. (a)	82

		4,197

	Health Care Providers & Services — 4.0%
9	Alliance Imaging, Inc. (a)	67
10	Amedisys, Inc. (a)	377
82	AMERIGROUP Corp. (a)	2,408
1	AMN Healthcare Services, Inc. (a) (m)	17
4	Apria Healthcare Group, Inc. (a)	69
65	Centene Corp. (a)	1,069
-(h)	Coventry Health Care, Inc. (a)	-(h	)
-(h)	Genesis HealthCare Corp. (a)	14
5	Gentiva Health Services, Inc. (a)	81
13	Healthspring, Inc. (a)	256
51	Healthways, Inc. (a)	2,270
8	Kindred Healthcare, Inc. (a)	244
4	LCA-Vision, Inc.	161
41	LHC Group, Inc. (a)	909
50	Magellan Health Services, Inc. (a)	2,113
3	Molina Healthcare, Inc. (a)	95
45	Pediatrix Medical Group, Inc. (a)	2,040
12	PSS World Medical, Inc. (a)	232
3	Res-Care, Inc. (a)	64
63	Sunrise Senior Living, Inc. (a)	1,867
24	Triad Hospitals, Inc. (a)	1,055

		15,408

	Health Care Technology — 0.1%
3	Computer Programs & Systems, Inc.	95
15	Per-Se Technologies, Inc. (a)	339

		434

	Hotels, Restaurants & Leisure — 1.9%
2	Ameristar Casinos, Inc.	33
4	Aztar Corp. (a)	218
-(h)	Bob Evans Farms, Inc.	3
45	Brinker International, Inc.	1,788
19	Domino’s Pizza, Inc.	495
12	Jack in the Box, Inc. (a)	626
6	Landry’s Restaurants, Inc.	166
6	Papa John’s International, Inc. (a)	231
-(h)	Ryan’s Restaurant Group, Inc. (a)	6
124	Sonic Corp. (a)	2,807
75	Triarc Cos., Inc., Class B	1,133

		7,506

	Household Durables — 3.2%
8	Ethan Allen Interiors, Inc.	274
12	Furniture Brands International, Inc.	236
32	Harman International Industries, Inc.	2,687
59	Hovnanian Enterprises, Inc., Class A (a)	1,716
10	Kimball International, Inc., Class B	185
6	Levitt Corp., Class A	73
7	M/I Homes, Inc.	244
45	Meritage Homes Corp. (a)	1,873
10	Sealy Corp.	124
45	Snap-On, Inc.	2,018
87	Standard-Pacific Corp.	2,035
46	Tupperware Brands Corp.	895
5	WCI Communities, Inc. (a)	91
3	Yankee Candle Co., Inc.	76

		12,527

	Household Products — 0.0% (g)
5	Spectrum Brands, Inc. (a)	41

	Independent Power Producers & Energy Traders — 0.1%
7	Black Hills Corp.	232

	Insurance — 7.6%
220	American Equity Investment Life Holding Co.	2,703
3	American Physicians Capital, Inc. (a)	155
11	Argonaut Group, Inc. (a)	347
4	Clark, Inc.	39
42	Commerce Group, Inc.	1,255
77	Delphi Financial Group, Inc.	3,090
5	Direct General Corp.	61
5	Harleysville Group, Inc.	164
51	HCC Insurance Holdings, Inc.	1,685
26	Hilb, Rogal & Hobbs Co.	1,102
6	Infinity Property & Casualty Corp.	247
49	LandAmerica Financial Group, Inc.	3,230
5	Navigators Group, Inc. (a)	259
5	Odyssey Re Holdings, Corp.	172
108	Ohio Casualty Corp.	2,789
85	Philadelphia Consolidated Holding Co. (a)	3,370
5	Phoenix Cos., Inc. (The)	69
45	PMA Capital Corp., Class A (a)	399
1	ProAssurance Corp. (a)	25
23	Protective Life Corp.	1,071
2	RLI Corp.	86
11	Safety Insurance Group, Inc.	545
8	Selective Insurance Group	416
70	State Auto Financial Corp.	2,151
37	Stewart Information Services Corp.	1,283
64	United Fire & Casualty Co.	1,989
19	Zenith National Insurance Corp.	750

		29,452

	Internet & Catalog Retail — 0.1%
15	FTD Group, Inc. (a)	224

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

11	Systemax, Inc. (a)	171

		395

	Internet Software & Services — 0.4%
68	Ariba, Inc. (a)	509
14	Interwoven, Inc. (a)	158
6	iPass, Inc. (a)	30
12	SonicWALL, Inc. (a)	127
4	Stellent, Inc.	39
32	United Online, Inc.	391
24	Vignette Corporation (a)	324
15	webMethods, Inc. (a)	112

		1,690

	IT Services — 2.3%
55	BearingPoint, Inc. (a)	428
8	CACI International, Inc., Class A (a)	424
17	Ciber, Inc. (a)	112
10	Covansys Corp. (a)	166
62	CSG Systems International, Inc. (a)	1,639
13	Gartner, Inc. (a)	232
63	Global Payments, Inc.	2,768
2	infoUSA, Inc.	13
6	Lightbridge, Inc. (a)	73
4	Mantech International Corp., Class A (a)	135
2	MAXIMUS, Inc.	42
65	MoneyGram International, Inc.	1,898
18	Perot Systems Corp., Class A (a)	246
3	SI International, Inc. (a)	86
3	Startek, Inc.	31
8	SYKES Enterprises, Inc. (a)	161
4	TALX Corp.	96
33	Tyler Technologies, Inc. (a)	432

		8,982

	Leisure Equipment & Products — 0.2%
14	JAKKS Pacific, Inc. (a)	253
17	K2, Inc. (a)	204
6	RC2 Corp. (a)	215
5	Steinway Musical Instruments, Inc. (a)	148

		820

	Life Sciences Tools & Services — 2.3%
5	Bio-Rad Laboratories, Inc., Class A (a)	375
58	Covance, Inc. (a)	3,857
2	Molecular Devices Corp. (a)	31
6	Nektar Therapeutics (a)	91
125	Pharmaceutical Product Development, Inc.	4,447

		8,801

	Machinery — 3.4%
22	Actuant Corp., Class A (m)	1,092
3	Astec Industries, Inc. (a)	66
26	Barnes Group, Inc.	455
14	Briggs & Stratton Corp.	390
54	Bucyrus International, Inc.	2,297
5	Cascade Corp.	210
5	CIRCOR International, Inc.	150
6	EnPro Industries, Inc. (a)	186
2	Gehl Co. (a)	62
2	Greenbrier Cos., Inc.	67
32	Harsco Corp.	2,454
16	IDEX Corp.	668
-(h)	Kadant, Inc. (a)	7
6	Mueller Industries, Inc.	221
2	NACCO Industries, Inc., Class A	272
22	Nordson Corp.	862
4	Tecumseh Products Co., Class A (a)	56
5	Tennant Co.	117
72	Timken Co.	2,150
11	Valmont Industries, Inc.	575
16	Wabtec Corp.	437
6	Watts Water Technologies, Inc., Class A	203

		12,997

	Media — 0.8%
2	Arbitron, Inc.	67
3	Carmike Cinemas, Inc.	55
125	Charter Communications, Inc., Class A (a)	190
20	Cox Radio, Inc., Class A (a)	305
13	Entercom Communications Corp.	330
12	Journal Communications, Inc., Class A	134
10	Journal Register Co.	57
31	Lee Enterprises, Inc.	788
1	Lin TV Corp., Class A (a)	10
17	Lodgenet Entertainment Corp. (a)	313
3	Media General, Inc., Class A	113
6	ProQuest Co. (a)	72
44	Radio One, Inc., Class D (a)	274
10	Scholastic Corp. (a)	308
3	Sinclair Broadcast Group, Inc., Class A	22
4	Valassis Communications, Inc. (a)	72
17	Westwood One, Inc.	119

		3,229

	Metals & Mining — 1.4%
95	Birch Mountain Resources Ltd. (Canada) (a)	331
17	Century Aluminum Co. (a)	582
11	Chaparral Steel Co. (a)	382
21	Commercial Metals Co.	433
10	Compass Minerals International, Inc.	283
36	Gibraltar Industries, Inc.	803
11	NN, Inc.	125
28	Oregon Steel Mills, Inc. (a)	1,388
24	Quanex Corp.	733

JPMorgan Multi-Manager Small Cap Value Fund

 Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

3	Ryerson, Inc.	68
4	Schnitzer Steel Industries, Inc.	123
7	Steel Dynamics, Inc.	343

		5,594

	Multi-Utilities — 0.7%
33	Avista Corp.	781
5	CH Energy Group, Inc.	242
66	PNM Resources, Inc.	1,816

		2,839

	Multiline Retail — 0.1%
11	Big Lots, Inc. (a)	222
1	Bon-Ton Stores, Inc. (The)	39
10	Retail Ventures, Inc. (a)	148

		409

	Oil, Gas & Consumable Fuels — 3.7%
3	Alon USA Energy, Inc.	94
31	Arena Resources, Inc. (a)	999
35	Arlington Tankers Ltd. (Bermuda)	794
6	Bois d’Arc Energy, Inc. (a)	95
87	Cabot Oil & Gas Corp.	4,153
3	Callon Petroleum Co. (a)	43
7	Comstock Resources, Inc. (a)	196
8	Energy Partners Ltd. (a)	202
3	Giant Industries, Inc. (a)	211
49	Gulfport Energy Corp. (a)	572
51	Harvest Natural Resources, Inc. (a)	523
1	Helix Energy Solutions Group, Inc. (a)	29
44	Houston Exploration Co. (a)	2,427
10	PetroHawk Energy Corp. (a)	100
29	Rosetta Resources Inc. (a)	489
18	Stone Energy Corp. (a)	729
54	Swift Energy Co. (a)	2,237
22	USEC, Inc.	213
6	Western Refining, Inc.	144

		14,250

	Paper & Forest Products — 0.1%
7	Glatfelter	96
11	Schweitzer-Mauduit International, Inc.	205

		301

	Personal Products — 0.6%
24	Chattem, Inc. (a)	848
69	Elizabeth Arden, Inc. (a)	1,117
17	NBTY, Inc. (a)	486
4	Prestige Brands Holdings, Inc. (a)	39

		2,490

	Pharmaceuticals — 1.1%
3	Adams Respiratory Therapeutics, Inc. (a) (m)	124
6	Adolor Corp. (a) (m)	82
21	Alpharma, Inc., Class A	487
4	AtheroGenics, Inc. (a)	52
16	AVANIR Pharmaceuticals, Class A (a)	114
29	Barr Pharmaceuticals, Inc. (a)	1,488
17	Cypress Bioscience, Inc. (a)	121
85	Perrigo Co.	1,437
20	Sciele Pharma, Inc. (a)	373
4	Valeant Pharmaceuticals International	81

		4,359

	Real Estate Investment Trusts (REITs) — 6.8%
101	American Home Mortgage Investment Corp.	3,529
47	Anthracite Capital, Inc.	602
149	Anworth Mortgage Asset Corp.	1,246
58	Ashford Hospitality Trust, Inc.	694
13	BioMed Realty Trust, Inc.	397
4	Capital Trust, Inc., Class A (m)	167
3	Columbia Equity Trust Inc.	53
18	Equity Inns, Inc.	287
4	Extra Space Storage, Inc.	71
65	FelCor Lodging Trust, Inc.	1,307
13	First Potomac Realty Trust (m)	387
10	Glenborough Realty Trust, Inc.	244
14	Government Properties Trust, Inc.	126
14	Hersha Hospitality Trust	133
46	Highland Hospitality Corp.	656
89	Impac Mortgage Holdings, Inc.	834
38	Innkeepers USA Trust	619
9	Kilroy Realty Corp.	686
10	LaSalle Hotel Properties	412
48	Lexington Corporate Properties Trust	1,021
10	LTC Properties, Inc.	238
6	Maguire Properties, Inc.	253
161	MFA Mortgage Investments, Inc.	1,201
17	Mid-America Apartment Communities, Inc.	1,053
8	National Health Investors, Inc.	229
3	OMEGA Healthcare Investors, Inc.	45
6	Parkway Properties, Inc.	260
22	Pennsylvania Real Estate Investment Trust	949
14	Post Properties, Inc.	646
21	RAIT Investment Trust	615
45	Redwood Trust, Inc.	2,272
11	Saul Centers, Inc.	486
23	Senior Housing Properties Trust	493
24	SL Green Realty Corp.	2,725
52	Spirit Finance Corp.	603
22	Sunstone Hotel Investors, Inc.	657
11	Winston Hotels, Inc.	139

		26,335

	Real Estate Management & Development — 0.0% (g)
8	Housevalues, Inc. (a)	44

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Road & Rail — 1.3%
13	Amerco, Inc. (a)	966
2	Arkansas Best Corp.	73
38	Dollar Thrifty Automotive Group, Inc. (a)	1,672
38	Genesee & Wyoming, Inc., Class A (a)	892
21	Landstar System, Inc.	885
-(h)	Marten Transport Ltd. (a)	3
18	RailAmerica, Inc. (a)	191
3	Saia, Inc. (a)	98
2	U.S. Xpress Enterprises, Inc., Class A (a)	46
3	Werner Enterprises, Inc.	50

		4,876

	Semiconductors & Semiconductor Equipment — 1.1%
5	Actel Corp. (a) (m)	84
6	Advanced Energy Industries, Inc. (a)	102
5	AMIS Holdings, Inc. (a)	51
19	Amkor Technology, Inc. (a)	96
39	Applied Micro Circuits Corp. (a)	112
21	Asyst Technologies, Inc. (a)	143
25	ATMI, Inc. (a)	729
18	Axcelis Technologies, Inc. (a)	126
18	Brooks Automation, Inc. (a)	237
13	Cirrus Logic, Inc. (a)	93
6	Cohu, Inc.	107
115	Conexant Systems, Inc. (a)	231
11	Credence Systems Corp. (a)	32
6	DSP Group, Inc. (a)	128
21	Entegris, Inc. (a)	232
35	Exar Corp. (a)	461
3	Genesis Microchip, Inc. (a)	39
2	Kopin Corp. (a)	7
10	Kulicke & Soffa Industries, Inc. (a)	85
15	Lattice Semiconductor Corp. (a)	101
26	LTX Corp. (a)	128
5	Mattson Technology, Inc. (a)	37
10	MKS Instruments, Inc. (a)	205
15	ON Semiconductor Corp. (a)	88
3	Pericom Semiconductor Corp. (a)	31
7	Photronics, Inc. (a)	99
37	RF Micro Devices, Inc. (a)	281
7	Silicon Storage Technology, Inc. (a)	29
12	Skyworks Solutions, Inc. (a)	63
6	Standard Microsystems Corp. (a)	162
6	Zoran Corp. (a)	100

		4,419

	Software — 2.0%
6	Altiris, Inc. (a)	118
11	Aspen Technology, Inc. (a)	120
14	Blackbaud, Inc.	316
-(h)	eSpeed, Inc., Class A (a)	2
11	Filenet Corp. (a)	380
56	Intergraph Corp. (a)	2,406
-(h)	Internet Security Systems (a)	8
6	JDA Software Group, Inc. (a)	89
17	Lawson Software, Inc. (a)	124
4	Macrovision Corp. (a)	95
9	Magma Design Automation, Inc. (a)	79
20	Mentor Graphics Corp. (a)	287
19	Micros Systems, Inc. (a)	909
15	Parametric Technology Corp. (a)	253
6	Progress Software Corp. (a)	161
3	QAD, Inc.	23
6	Quest Software, Inc. (a)	90
26	Reynolds & Reynolds Co. (The)	1,033
2	SPSS, Inc. (a)	37
29	Sybase, Inc. (a)	703
12	THQ, Inc. (a)	356
9	TIBCO Software, Inc. (a)	83

		7,672

	Specialty Retail — 2.8%
106	Aaron Rents, Inc. (m)	2,440
24	Asbury Automotive Group, Inc.	501
17	Blockbuster, Inc., Class A (a)	63
3	Build-A-Bear Workshop, Inc. (a)	73
72	Charming Shoppes, Inc. (a)	1,030
12	CSK Auto Corp. (a)	173
6	Dress Barn, Inc. (a)	127
5	Genesco, Inc. (a)	169
7	Group 1 Automotive, Inc.	339
20	Guitar Center, Inc. (a)	886
26	Lithia Motors, Inc., Class A	648
17	Monro Muffler, Inc.	592
10	Payless Shoesource, Inc. (a)	246
9	Rent-A-Center, Inc. (a)	255
3	Shoe Carnival, Inc. (a)	73
5	Sonic Automotive, Inc.	113
23	Stage Stores, Inc.	671
74	Stein Mart, Inc.	1,130
9	Tween Brands, Inc. (a)	342
43	United Auto Group, Inc.	1,009

		10,880

	Textiles, Apparel & Luxury Goods — 1.8%
16	Brown Shoe Co., Inc.	586
2	Deckers Outdoor Corp. (a)	104
30	Kellwood Co.	874
5	Kenneth Cole Productions, Inc., Class A	114
13	Maidenform Brands Inc. (a)	259
5	Movado Group, Inc.	117

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1	Oxford Industries, Inc.	47
26	Perry Ellis International, Inc. (a)	790
86	Phillips-Van Heusen	3,601
13	Quiksilver, Inc. (a)	162
11	Skechers U.S.A., Inc., Class A (a)	268

		6,922

	Thrifts & Mortgage Finance — 5.1%
37	Accredited Home Lenders Holding Co. (a) (m)	1,330
94	Astoria Financial Corp.	2,889
55	BankAtlantic Bancorp, Inc., Class A	789
56	Bankunited Financial Corp., Class A	1,452
1	Berkshire Hills Bancorp, Inc.	18
8	CharterMac	162
3	City Bank	136
1	Commercial Capital Bancorp, Inc.	9
91	Corus Bankshares, Inc.	2,041
9	Dime Community Bancshares	129
10	Doral Financial Corp. (Puerto Rico)	69
5	Downey Financial Corp.	359
2	Federal Agricultural Mortgage Corp., Class C	61
3	First Financial Holdings, Inc.	89
101	First Niagara Financial Group, Inc.	1,472
6	First Place Financial Corp.	129
5	FirstFed Financial Corp. (a)	261
159	Flagstar Bancorp, Inc.	2,308
114	Fremont General Corp.	1,599
2	ITLA Capital Corp.	97
53	MAF Bancorp, Inc.	2,180
2	NASB Financial, Inc.	72
10	Ocwen Financial Corp. (a)	145
17	Partners Trust Financial Group, Inc.	178
27	Provident Financial Services, Inc.	502
10	TierOne Corp.	322
46	United Community Financial Corp.	569
32	W Holding Co., Inc. (Puerto Rico)	188
6	WSFS Financial Corp.	379

		19,934

	Tobacco — 0.1%
27	Alliance One International, Inc. (a)	112
5	Universal Corp.	164

		276

	Trading Companies & Distributors — 1.3%
39	Applied Industrial Technologies, Inc.	957
4	Electro Rent Corp. (a)	66
12	Kaman Corp.	223
9	UAP Holding Corp.	197
51	Watsco, Inc.	2,344
12	WESCO International, Inc. (a)	721
18	Williams Scotsman International, Inc. (a)	384

		4,892

	Water Utilities — 0.0% (g)
-(h)	American States Water Co.	15
-(h)	California Water Service Group	15

		30

	Wireless Telecommunication Services — 0.1%
8	Centennial Communications Corp.	44
22	Dobson Communications Corp. (a)	155

		199

	Total Common Stocks (Cost $306,933)	374,159

	Investment Company — 0.5%
	Equity Fund — 0.5%
26	iShares Russell 2000 Value Index Fund (Cost $1,858)	1,936

	Total Long-Term Investments (Cost $308,791)	376,095

	Short-Term Investments — 1.0%
	Investment Company— 0.8%
3,065	JPMorgan Prime Money Market Fund (b) (Cost $3,065)	3,065

Principal Amount ($)

	U.S. Treasury Note — 0.2%
695	U.S. Treasury Note, 2.88%, 11/30/06 (m) (Cost $693)	693

	Total Short-Term Investments (Cost $3,758)	3,758

	Total Investments — 98.0% (Cost $312,549)	379,853
	Other Assets in Excess of Liabilities — 2.0%	7,629

	Net Assets — 100.0%	$387,482

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/06 (USD)	UNREALIZED APPRECIATION (USD)

	Long Futures Outstanding
8	Russell 2000 Index	December, 2006	$2,928	$38

Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with broker as initial margin for futures contracts.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities and delayed delivery securities.

ADR	American Depositary Receipt
USD	United States Dollar.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,911
Aggregate gross unrealized depreciation	(13,607)

Net unrealized appreciation/depreciation	$67,304

Federal income tax cost of investments	$312,549

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Series Trust

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2006